Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1.	Organization and Basis of Presentation

Organization

Atlis Motor Vehicles Inc. (the “Company,” “AMV” or “Atlis”), a Delaware corporation based in Mesa, Arizona, was incorporated in 2016. ATLIS is a vertically integrated, electric vehicle technology ecosystem company committed to electrifying vehicles and equipment for Work. The Company is developing three products to meet the needs of our target customer, proprietary AMV battery cell and pack technology, a modular and scalable electric powered platform and an electric pickup truck. The AMV battery technology is the core of the Company’s hardware platform and is designed to be capable of charging a full-size pickup in less than 15 minutes.

Basis of Presentation

The Company’s financial statements are prepared in conformity with U.S. generally accepted accounting principles (GAAP), which requires us to make estimates based on assumptions about current, and for some estimates, future economic and market conditions which affect reported amounts and related disclosures in our financial statements. Although our estimates contemplate current and expected future conditions, it is reasonably possible that actual conditions could differ from our expectations, which could materially affect our results of operations, our financial position and cash flows.

The presentation of certain prior period amounts have been adjusted to reflect current period classifications and presentation. Specifically, Research and development costs now include Research and development related employee compensation as well as Research and development, materials and equipment. General and administrative expenses include employee compensation specific to general and administrative expenses as well as Legal and other general and administrative expenses.

References to amounts in the consolidated financial statement sections are in thousands, except share and per share data, unless otherwise specified.

Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

During the year ended December 31, 2022, the Company incurred a net loss of $70.7 million and had net cash flows used in operating activities of $23.5 million. On December 31, 2022, the Company had $2.7 million in cash and an accumulated deficit of $218.6 million.

The Company cannot provide any assurance that unforeseen circumstances that could occur at any time within the next twelve months or thereafter will not increase the need for the Company to raise additional capital on an immediate basis. Additionally, Company cannot provide any assurance that access to capital will be readily available when needed.

These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year after the date these financial statements are issued. Company management is addressing this risk by pursuing all available options for funding including accessing the public markets through public listing. On September 27, 2022, the Company registered its Regulation A Class A shares with the SEC and listed on Nasdaq under the ticker symbol “AMV.” Additionally, as disclosed in Note 14, in January 2023, the company received the second tranche of funding related to its convertible debt agreement entered into on November 4, 2022. Net proceeds were $9 million. Further, in February 2023, the company consummated a public offering of 8.3 million units of Company stock at an effective public offering price of $1.56 per unit for gross proceeds of approximately $13 million. Each unit consists of (i) one share of Class A common stock, (ii) 0.65 Series A warrants to purchase 0.65 shares of Class A common stock and (iii) 0.75 Series B warrants to purchase 0.75 shares of Class A common stock, each such warrant being exercisable from time to time for one share of Class A common stock at an exercise price of $1.56. The Company plans to continue considering all avenues available to it in order to obtain the necessary capital to be able to continue as a going concern and to execute on our business objectives including but not limited to debt financing, private placements, and equity lines of credit. The Company’s success is dependent upon achieving its strategic and financial objectives, including continuing to acquire capital through public markets.

Change in Accounting Policy

The Company has opted for an effective adoption date of January 1, 2022, for the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases. At the transition date, the operating lease ROU asset and operating lease liability were $1.1 million and $1.2 million, respectively. The difference between the ROU asset and operating lease liability is due to deferred rent and prepaid rent balances that were reclassified as a component of the ROU asset at the transition date. The Company recorded a right of use asset, current portion of lease liability and lease liability, net of current portion in the amounts of $798 thousand, $344 thousand and $558 thousand, in the condensed consolidated balance sheets at December 31, 2022. See Note 8 for more information.